BUSINESS ACQUISITION - Allocation of purchase price of the acquisition (Details) - USD ($)	Mar. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase price allocation
Goodwill		$ 8,107,014	$ 5,529,178	$ 0
Unicorn
Purchase price allocation
Net tangible assets	$ 659,769
Total	659,769
Goodwill	2,577,835
Total consideration	$ 3,237,604